Columbia Select Large Cap Value Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc.	2,281,483	98,331,917
Interactive Media & Services 2.3%
Alphabet, Inc., Class A	325,945	55,501,915
Total Communication Services		153,833,832
Consumer Discretionary 2.7%
Specialty Retail 2.7%
Lowe’s Companies, Inc.	265,042	65,900,043
Total Consumer Discretionary		65,900,043
Consumer Staples 3.1%
Tobacco 3.1%
Philip Morris International, Inc.	471,245	73,174,923
Total Consumer Staples		73,174,923
Energy 10.1%
Energy Equipment & Services 2.6%
TechnipFMC PLC	2,104,262	61,949,473
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	391,394	62,082,916
Marathon Petroleum Corp.	346,414	52,024,455
Williams Companies, Inc. (The)	1,107,249	64,419,747
Total		178,527,118
Total Energy		240,476,591
Financials 20.7%
Banks 12.2%
Bank of America Corp.	1,519,261	70,037,932
Citigroup, Inc.	1,134,667	90,716,627
JPMorgan Chase & Co.	280,588	74,257,614
Wells Fargo & Co.	725,186	56,796,567
Total		291,808,740
Capital Markets 2.9%
Morgan Stanley	509,965	67,881,441
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.6%
American International Group, Inc.	889,839	73,803,247
MetLife, Inc.	706,218	60,861,867
Total		134,665,114
Total Financials		494,355,295
Health Care 12.4%
Health Care Providers & Services 9.4%
Centene Corp.(a)	1,058,252	61,547,936
Cigna Group (The)	198,839	61,411,425
CVS Health Corp.	1,206,573	79,295,978
Tenet Healthcare Corp.(a)	186,279	23,581,059
Total		225,836,398
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	1,196,278	71,322,094
Total Health Care		297,158,492
Industrials 13.0%
Aerospace & Defense 6.2%
Boeing Co. (The)(a)	494,921	86,428,054
RTX Corp.	471,464	62,699,998
Total		149,128,052
Ground Transportation 2.6%
CSX Corp.	1,919,697	61,449,501
Machinery 2.2%
Caterpillar, Inc.	152,413	52,422,451
Passenger Airlines 2.0%
Southwest Airlines Co.	1,534,179	47,651,600
Total Industrials		310,651,604
Information Technology 14.7%
Communications Equipment 1.6%
Cisco Systems, Inc.	580,208	37,197,135
Electronic Equipment, Instruments & Components 3.0%
Corning, Inc.	1,449,650	72,699,948
IT Services 3.1%
EPAM Systems, Inc.(a)	354,289	73,033,134

Columbia Select Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	451,538	71,374,612
QUALCOMM, Inc.	429,567	67,515,045
Total		138,889,657
Software 1.2%
Teradata Corp.(a)	1,235,563	29,455,822
Total Information Technology		351,275,696
Materials 5.1%
Metals & Mining 5.1%
Barrick Gold Corp.	2,353,157	41,768,537
Freeport-McMoRan, Inc.	2,158,579	79,673,151
Total		121,441,688
Total Materials		121,441,688
Real Estate 3.0%
Specialized REITs 3.0%
American Tower Corp.	346,127	71,170,634
Total Real Estate		71,170,634
Utilities 7.4%
Electric Utilities 4.6%
FirstEnergy Corp.	900,896	34,927,738
PG&E Corp.	4,579,356	74,826,677
Total		109,754,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	5,834,566	67,622,620
Total Utilities		177,377,035
Total Common Stocks (Cost $1,487,699,499)		2,356,815,833

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	46,876,693	46,872,005
Total Money Market Funds (Cost $46,867,317)		46,872,005
Total Investments in Securities (Cost: $1,534,566,816)		2,403,687,838
Other Assets & Liabilities, Net		(14,869,180)
Net Assets		2,388,818,658
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	47,205,038	516,384,271	(516,715,488)	(1,816)	46,872,005	15,800	1,941,930	46,876,693
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT216_05_R01_(04/25)